Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Oct. 14, 2025 shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Award Grant Practices

We do not have any program, plan or obligation that requires us to grant equity awards on specified dates. We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives. During 2025, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2025, the Compensation Committee did grant stock option awards to one of our NEOs within the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material nonpublic information (other than a current report on Form 8-K disclosing a material new stock option award under Item 5.02(e) of such Form 8-K), and ending one business day after the filing or furnishing of such report because the Compensation Committee granted a new hire award to Mr. Daniel on the same day the Company filed a Form 8-K announcing his appointment and the departure of Ms. Rees. The following information regarding such option grant is provided in accordance with SEC rules:

Name and Position	Grant Date	Number of Securities Underlying Award	Exercise Price	Grant Date Fair Value

Percentage Change in Closing Market Price of Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Nonpublic Information and the Trading Day Beginning Immediately Following the Disclosure of Material Nonpublic Information

Mark J. Daniel	10/14/2025	38,533	$15.45	$456,109	0%

Award Timing Method	We also do not have any program, plan or practice to time award dates of stock option grants to our executive officers in coordination with the release of material nonpublic information and typically aim to make equity grants during an open trading window. Equity awards may occasionally be granted following a significant change in job responsibilities or to meet special retention or performance objectives.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Mark J. Daniel [Member]
Awards Close in Time to MNPI Disclosures
Name		Mark J. Daniel
Underlying Securities | shares		38,533
Exercise Price | $ / shares		$ 15.45
Underlying Security Market Price Change | Rate		0.00%